American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2035 Portfolio
April 30, 2025

One Choice Blend+ 2035 Portfolio - Schedule of Investments
APRIL 30, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 44.2%
Avantis U.S. Equity Fund G Class	415,604	7,206,569
Avantis U.S. Small Cap Value Fund G Class	42,019	618,518
Focused Dynamic Growth Fund G Class(2)	29,724	1,985,547
Focused Large Cap Value Fund G Class	522,652	5,325,819
Growth Fund G Class	60,511	3,334,145
Heritage Fund G Class	35,892	983,078
Mid Cap Value Fund G Class	74,159	1,134,627
Small Cap Growth Fund G Class	29,548	643,855
		21,232,158
Domestic Fixed Income Funds — 27.0%
Avantis Core Fixed Income Fund G Class	1,060,466	8,886,707
High Income Fund G Class	241,523	2,057,777
Inflation-Adjusted Bond Fund G Class	105,696	1,139,403
Short Duration Fund G Class	30,464	299,156
Short Duration Inflation Protection Bond Fund G Class	57,655	618,635
		13,001,678
International Equity Funds — 19.5%
Avantis Emerging Markets Equity Fund G Class	91,957	1,096,129
Avantis International Equity Fund G Class	229,927	3,009,743
Emerging Markets Fund G Class	44,538	519,313
Focused International Growth Fund G Class	93,789	1,687,262
Global Real Estate Fund G Class	66,078	861,660
International Small-Mid Cap Fund G Class	45,950	465,011
International Value Fund G Class	118,419	1,164,058
Non-U.S. Intrinsic Value Fund G Class	62,315	580,773
		9,383,949
International Fixed Income Funds — 9.3%
Emerging Markets Debt Fund G Class	111,177	993,919
Global Bond Fund G Class	396,055	3,469,442
		4,463,361
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $43,696,162)		48,081,146
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$48,081,146

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$6,723	$1,916	$1,259	$(173)	$7,207	416	$(2)	$106
Avantis U.S. Small Cap Value Fund	648	137	26	(140)	619	42	1	27
Focused Dynamic Growth Fund(3)	2,049	331	424	30	1,986	30	95	—
Focused Large Cap Value Fund	4,700	1,802	907	(270)	5,325	523	(24)	448
Growth Fund	2,402	1,499	406	(161)	3,334	61	(24)	148
Heritage Fund	920	256	147	(46)	983	36	17	111
Mid Cap Value Fund	1,147	274	196	(90)	1,135	74	(15)	101
Small Cap Growth Fund	620	114	39	(51)	644	30	1	8
Avantis Core Fixed Income Fund	9,427	1,984	2,559	35	8,887	1,060	(74)	330
High Income Fund	2,226	276	438	(6)	2,058	242	(16)	121
Inflation-Adjusted Bond Fund	1,157	154	224	52	1,139	106	(31)	24
Short Duration Fund	—	299	—	—	299	30	—	1
Short Duration Inflation Protection Bond Fund	554	114	71	22	619	58	(2)	15
Avantis Emerging Markets Equity Fund	1,022	240	153	(13)	1,096	92	(1)	34
Avantis International Equity Fund	2,699	770	608	149	3,010	230	8	108
Emerging Markets Debt Fund	1,073	109	211	23	994	111	(14)	37
Focused International Growth Fund	1,498	333	177	33	1,687	94	(2)	13
Global Real Estate Fund	820	187	153	8	862	66	(13)	29
International Small-Mid Cap Fund	439	79	37	(16)	465	46	(4)	13
International Value Fund	956	323	213	98	1,164	118	3	55
Non-U.S. Intrinsic Value Fund	599	162	153	(28)	580	62	(7)	74
Emerging Markets Fund	540	52	79	6	519	45	1	11
Global Bond Fund	3,661	547	802	63	3,469	396	(53)	110
American Century Low Volatility ETF	711	210	821	(100)	—	—	122	6
Avantis Short-Term Fixed Income Fund	269	44	309	(4)	—	—	6	8
	$46,860	$12,212	$10,412	$(579)	$48,081	3,968	$(28)	$1,938
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.